UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      August 31

Date of reporting period:     May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Tax-Free Bond Fund

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                  $520,462,501
(Cost $467,933,877)

Arizona 1.37%                                                                                                          7,111,321
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)                                  8.200   06-01-2021   D               2,150             215
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B                                      6.200   12-01-2030   Aaa             1,175       1,262,091
Maricopa County Pollution Control Corp,
Rev Ref El Paso Elec Co Ser 1985A (P)                                 6.375   08-01-2015   BBB-            2,500       2,514,175
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)                                     7.200   06-01-2027   B               1,000       1,047,980
Phoenix Civic Improvment Corp,
Rev Wasterwater Sys Jr Lien                                           6.000   07-01-2024   AAA             2,000       2,286,860

Arkansas 0.20%                                                                                                         1,038,910
Northwest Regional Airport Auth,
Rev Ref Airport Sys                                                   5.250   02-01-2023   A               1,000       1,038,910

California 21.36%                                                                                                    111,146,039
California, State of,
Gen Oblig Unltd                                                       5.250   11-01-2017   A               2,000       2,207,620
Gen Oblig Unltd                                                       5.250   11-01-2018   A               3,000       3,307,500
Gen Oblig Unltd                                                       5.125   04-01-2023   A               2,000       2,147,460
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2025   BBB-            5,000       1,610,400
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                               Zero   01-01-2019   AAA            30,000      16,899,600
Rev Toll Rd Sr Lien Ser 1995A                                         6.000   01-01-2016   AAA            19,800      22,334,400
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B                                       5.375   06-01-2028   A-              2,500       2,634,700
Madera, County of,
Rev Cert of Part Valley Childrens Hosp                                6.500   03-15-2015   AAA            13,185      15,862,610
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)                            7.375   09-01-2027   BB              1,750       1,792,297
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)                             6.250   01-01-2030   BB+             4,000       4,234,240
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             9,130      10,394,505
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2022   A               2,500       2,809,400
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser 1999A (G)                         5.750   09-01-2023   BB                 25          25,874
San Joaquin Hills Transportation Corridor Agency,
Rev Toll Rd Conv Cap Apprec Ser 1997A (Zero to
1-15-07, then 5.650%) (O)                                              Zero   01-15-2017   BB             10,000       9,277,800
Rev Toll Rd Jr Lien                                                    Zero   01-01-2010   AAA             6,250       5,398,813
Rev Toll Rd Sr Lien                                                    Zero   01-01-2014   AAA             5,000       3,616,450
Rev Toll Rd Sr Lien                                                    Zero   01-01-2017   AAA             4,900       3,048,290
Rev Toll Rd Sr Lien                                                    Zero   01-01-2020   AAA             2,000       1,075,420
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil Ser 1994A                         6.250   07-01-2019   AAA             2,000       2,468,660

Colorado 0.81%                                                                                                         4,208,220
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                            Zero   09-01-2034   BBB-            7,000         960,330
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                                            7.125   06-15-2041   BB+             3,000       3,247,890

Delaware 0.62%                                                                                                         3,213,690
Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares, Ser A-4                                  5.750   04-30-2015   A3              3,000       3,213,690

Florida 6.97%                                                                                                         36,292,128
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)                                               7.375   05-01-2034   BB              1,500       1,609,395
Rev Spec Assessment (G)                                               7.250   05-01-2018   BB              1,000       1,071,800
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)                       7.850   08-15-2031   BBB-            3,500       3,160,325
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)                       9.125   10-01-2011   BBB             1,500       1,449,960
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              5,000       5,552,150
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB              3,000       3,316,350
Crossings at Fleming Island Community Development
District,
Rev Ref Spec Assessment Ser 2000C (G)                                 7.100   05-01-2030   BBB-            1,000       1,073,030
Hernando, County of,
Rev Criminal Justice Complex Fin                                      7.650   07-01-2016   AAA               500         672,835
Hillsborough County Industrial Development Auth,
Rev Ref Tampa General Hosp Proj Ser 2003A                             5.250   10-01-2024   Baa1            2,000       2,103,160
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)                                     6.000   05-01-2024   BB              1,750       1,824,690
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare                                       5.750   12-01-2032   A               1,000       1,075,530
Orange County School Board,
Rev Ref Cert of Part Ser 1997A                                         Zero   08-01-2013   Aaa             5,000       3,639,500
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp Ser 2001A (G)                             6.950   05-01-2033   BB+             2,500       2,698,950
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D                                  6.750   10-01-2017   AA              2,200       2,711,632
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj                                                   5.875   10-01-2030   AA              1,260       1,385,773
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group                                  5.200   11-15-2028   AA-             2,000       2,098,540
Stoneybrook West Community Development District,
Rev Spec Assessment Ser 2000A (G)                                     7.000   05-01-2032   BB                500         536,170
Rev Spec Assessment Ser 2000B (G)                                     6.450   05-01-2010   BB                305         312,338

Georgia 4.54%                                                                                                         23,610,045
Georgia Municipal Electric Auth,
Rev Ref Pwr Ser 1993BB                                                5.700   01-01-2019   A+              1,000       1,150,050
Rev Ref Pwr Ser 1993C                                                 5.700   01-01-2019   AAA             5,000       5,877,550
Rev Ref Pwr Ser 1993Z                                                 5.500   01-01-2020   AAA             5,840       6,699,706
Rev Ref Pwr Ser 1994EE                                                7.250   01-01-2024   AAA             2,000       2,807,200
Rev Preref Pwr Ser 1998Y                                              6.500   01-01-2017   AAA               145         177,226
Rev Unref Bal Pwr Ser 1998Y                                           6.500   01-01-2017   AAA             4,695       5,716,773
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr Corp
Scherer Ser 1992A                                                     6.800   01-01-2012   A               1,000       1,181,540

Illinois 4.24%                                                                                                        22,084,521
Chicago Board of Education,
Gen Oblig Unltd Depriest Elem School Proj
Ser 2004H                                                             5.500   12-01-2022   AAA             1,000       1,126,010
Chicago, City of,
Rev Tax Alloc Jr Lien Pilsen Redev Ser 2004B (G)                      6.750   06-01-2022   BBB             3,000       3,130,380
Glendale Heights Hospital,
Rev Ref Glendale Heights Proj Ser 1985B                               7.100   12-01-2015   AAA             1,895       2,280,860
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj                                   5.850   01-15-2014   AAA             3,000       3,467,040
Illinois Educational Facilities Auth,
Rev Ed Advancement Fund Univ Ctr Proj                                 6.250   05-01-2030   Baa2            2,500       2,701,525
Rev Ed Advancement Fund Univ Ctr Proj                                 6.000   05-01-2022   Baa2            1,000       1,082,600
Illinois Health Facilities Auth,
Rev Ref Friendship Village of Schamburg                               6.750   12-01-2008   BB+             1,640       1,641,624
Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A                                   Zero   01-01-2017   Aaa             4,705       2,848,360
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec Serv Area No.
1 (G)                                                                 6.700   03-01-2033   BBB             1,000       1,057,790
Will County Community Unit School District No. 365,
Gen Oblig Unltd Ref                                                    Zero   11-01-2021   AAA             5,780       2,748,332

Indiana 1.04%                                                                                                          5,411,980
Indiana Transportation Finance Auth,
Rev Ref Hwy Ser 2004B                                                 5.500   12-01-2019   AAA             1,000       1,173,500
Jasper Hospital Auth,
Rev Ref Memorial Hosp Ctr Proj                                        5.500   11-01-2032   AA              2,000       2,147,020
Wabash, County of,
Rev Solid Waste Disp Jefferson Smurfit Corp Proj                      7.500   06-01-2026   B               2,000       2,091,460

Kentucky 1.07%                                                                                                         5,578,500
Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C (Zero
to 10-1-05, then 6.100%) (O)                                           Zero   10-01-2021   AAA             5,000       5,578,500

Louisiana 0.89%                                                                                                        4,654,854
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B                                   6.750   06-01-2030   Aaa             1,200       1,295,784
Louisiana Environmental Facilities Community
Development Auth,
Rev Cap Projs & Equip Acquisition Prog                                6.550   09-01-2025   A               3,000       3,359,070

Maryland 0.95%                                                                                                         4,933,235
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                                     5.350   07-01-2034   BB+               500         506,835
Municipal Mortgage & Equity, LLC,
Bond (S)                                                              6.875   06-30-2049   A3              4,000       4,426,400

Massachusetts 4.19%                                                                                                   21,797,386
Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P                                             6.000   05-15-2059   BBB+            1,000       1,228,910
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                               9.200   12-15-2031   BB              3,500       4,040,225
Rev Ref Partners Healthcare Sys Ser 2001C                             5.750   07-01-2032   AA-             2,000       2,200,140
Massachusetts Housing Finance Agency,
Rev Ser 2003B                                                         4.700   12-01-2016   AA-             1,000       1,016,690
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                                        8.000   09-01-2027   BB              1,455       1,543,886
Massachusetts Special Obligation Dedicated Tax,
Rev                                                                   5.250   01-01-2026   AAA             2,000       2,173,980
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A                                               6.375   02-01-2015   AAA                75          75,955
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C                                         5.500   12-01-2024   AAA             8,000       9,517,600

Michigan 1.91%                                                                                                         9,962,600
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A                                           6.000   07-01-2035   BBB             1,000       1,082,180
Michigan Hospital Finance Auth,
Rev Ref Genesys Hlth Sys Ser 1995A                                    8.100   10-01-2013   AAA             3,000       3,111,030
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                                           6.875   07-23-2009   BB-             5,500       5,769,390

Minnesota 1.56%                                                                                                        8,117,140
St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group Ser 2000A                           5.875   05-01-2030   Aaa             2,000       2,214,340
University of Minnesota,
Rev Ref Ser 1996A                                                     5.500   07-01-2021   AA              5,000       5,902,800

Missouri 0.61%                                                                                                         3,199,440
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs                              7.000   10-01-2021   BBB+            1,000       1,082,400
Missouri Health & Educational Facilties Auth,
Rev BJC Hlth Sys                                                      5.125   05-15-2025   AA              2,000       2,117,040

Nebraska 0.28%                                                                                                         1,440,396
Omaha Public Power District,
Rev Elec Sys Ser 1992B                                                6.200   02-01-2017   Aa2             1,200       1,440,396

Nevada 1.01%                                                                                                           5,254,182
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.375   01-01-2040   BB              2,000       2,093,680
Rev Las Ventanas Retirement Proj Ser 2004A (G)                        7.000   11-15-2034   BB+             3,000       3,130,410
Nevada Housing Division,
Rev Ref Single Family Prog Sr Ser 1990C                               7.850   10-01-2015   AA-                 5           5,012
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A                                     6.750   07-01-2009   AA                 25          25,080

New Hampshire 0.27%                                                                                                    1,381,313
New Hampshire Health & Education Facilities Auth,
Rev Exeter Proj                                                       6.000   10-01-2024   A+              1,250       1,381,313

New Jersey 4.29%                                                                                                      22,340,311
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Ser 1996A
(G)(H)                                                                9.875   01-01-2021   D               1,100         140,030
Middlesex County Improvement Auth,
Rev Street Student Hsg Proj Ser 2004A                                 5.000   08-15-2018   Baa1            1,250       1,311,987
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens Ser 1996A                              8.500   11-01-2016   Aaa               100         109,530
Rev Cigarette Tax                                                     5.500   06-15-2024   BBB             3,000       3,188,520
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)                            8.500   11-01-2023   D               2,500       2,376,225
Rev Ref Newark Airport Marriot Hotel                                  7.000   10-01-2014   Ba3             2,000       2,084,220
New Jersey Educational Facilities Auth,
Rev Dorm Safety Trust Fund Ser 2001A                                  5.000   03-01-2016   AAA             1,200       1,291,272
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)                           8.000   07-01-2027   BB              1,120       1,180,267
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond                                                 6.750   06-01-2039   BBB             5,000       5,440,600
Rev Asset Backed Bond                                                 6.250   06-01-2043   BBB             4,000       4,132,000
Newark, City of,
Gen Oblig Unltd Ref                                                   5.000   10-01-2015   Aaa             1,000       1,085,660

New Mexico 1.37%                                                                                                       7,123,700
Farmington, City of,
Rev Ref Poll Control El Paso Electric Co Proj
Ser 2002A                                                             6.375   06-01-2032   BBB-            5,000       5,026,200
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A                                                             6.950   10-01-2020   B+              2,000       2,097,500

New York 7.73%                                                                                                        40,236,504
Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys Ser 1999A                       5.350   01-01-2012   AAA               510         563,774
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs
Ser 2001B                                                             5.875   11-01-2011   A3                790         868,945
New York, City of,
Gen Oblig Unltd Ser 2004G                                             5.000   12-01-2021   A               5,000       5,318,750
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Center Ser 2005A (G)                        6.250   03-01-2015   BB              2,000       2,055,520
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                                    6.000   06-15-2033   AA+               365         418,013
Rev Unref Bal Wtr & Swr Sys Ser 2000B                                 6.000   06-15-2033   AA+               375         427,898
Rev Wtr & Swr Sys Ser 1999A                                           5.500   06-15-2032   AAA             2,000       2,162,080
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A (Zero to
11-1-11, then 14.000%) (O)                                             Zero   11-01-2029   AAA             5,000       3,981,900
Rev Ref Future Tax Sec Ser 2003B                                      5.250   08-01-2015   AAA             2,000       2,225,620
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A                                                             5.750   07-01-2009   AA-             1,000       1,087,670
Rev Preref Ser 1990B                                                  7.500   05-15-2011   AA-               160         188,765
Rev Ref Ser 2002B                                                     5.250   11-15-2023   AA-             2,000       2,196,640
Rev Ref State Univ Edl Facil Ser 1993A                                5.500   05-15-2019   AA-             1,000       1,159,020
Rev Unref Bal Ser 1990B                                               7.500   05-15-2011   AA-               265         306,154
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                                             10.475   06-15-2011   AAA             2,000       2,903,000
New York State Housing Finance Agency,
Rev Ref State Univ Construction Ser 1986A                             8.000   05-01-2011   AAA             2,000       2,368,600
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                                      5.500   07-15-2018   AAA             1,000       1,124,710
Rev Ref Spec Proj KIAC Partners Ser 4 (G)                             6.750   10-01-2019   BBB             8,700       9,202,425
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09, then
6.950%)(O)                                                             Zero   07-15-2039   BBB             2,000       1,677,020

North Carolina 0.94%                                                                                                   4,870,790
North Carolina Eastern Municipal Power Agency,
Rev Ref Pwr Sys Ser 2003C                                             5.375   01-01-2017   BBB             2,000       2,139,140
North Carolina Municipal Power Agency Number 1,
Rev Catawba Elec Ser 2003A                                            5.250   01-01-2019   AAA             2,500       2,731,650

Ohio 1.12%                                                                                                             5,844,170
Akron, City of,
Rev Cert of Part Akron Municipal Baseball
Stadium Proj                                                          6.900   12-01-2016   A+              1,000       1,062,330
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A                           6.000   01-01-2020   A+              1,500       1,697,655
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A                           5.750   01-01-2025   A+              2,500       2,739,850
Student Loan Funding Corp,
Rev Ref Cincinnati Ohio Student Loan Sub
Ser 1991B (G)                                                         8.875   08-01-2008   BBB-              340         344,335

Oklahoma 0.40%                                                                                                         2,067,120
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                                                 7.750   06-01-2035   B-              2,000       2,067,120

Oregon 0.65%                                                                                                           3,382,995
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)                             7.125   01-01-2021   BBB-            3,300       3,382,995

Pennsylvania 6.12%                                                                                                    31,848,909
Allegheny County Industrial Development Auth,
Rev Ref Environmental Impt Ser 1994A                                  6.700   12-01-2020   BBB+            5,000       5,125,500
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)(P)                            5.600   07-01-2023   BB              1,000       1,052,100
Carbon County Industrial Development Auth,
Rev Ref Resource Recovery Panther Creek
Partners Proj                                                         6.700   05-01-2012   BBB-            4,960       5,428,869
Delaware County Industrial Development Auth,
Rev Ref Resource Recovery Facil Ser 1997A                             6.100   07-01-2013   BBB             5,000       5,250,500
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)                               7.000   06-01-2026   BBB-            1,250       1,264,612
Lehigh, County of,
Rev Ref St Lukes Hosp Bethlehem                                       5.250   08-15-2023   BBB             1,500       1,561,740
Pennsylvania Economic Development Finance Auth,
Rev Resource Recovery Colver Proj Ser 1994D                           7.150   12-01-2018   BBB-            1,500       1,560,750
Rev Resource Recovery Colver Proj Ser 1994D                           7.125   12-01-2015   BBB-            7,000       7,283,500
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)                                  7.750   12-01-2017   B+              3,250       3,321,338

Puerto Rico 9.89%                                                                                                     51,484,737
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                                     9.770   07-01-2011   AAA             6,500       8,389,030
Rev Ref Pars & Inflos (Gtd)                                           6.000   07-01-2011   AAA               200         229,062
Puerto Rico Highway and Transportation Auth,
Rev Ser PA 114 (G)(K)(P)                                              8.191   01-01-2008   AAA            13,130      16,882,817
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)                                   5.250   07-01-2020   BBB             2,000       2,247,140
Rev Unref Bal Govt Facils Ser 2002D (Gtd)                             5.250   07-01-2036   BBB             2,000       2,111,140
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           6.790   07-01-2018   Aaa             2,915       3,490,508
Rev Inverse Floater (P)                                               9.608   07-01-2011   AAA            14,000      18,135,040

Rhode Island 0.20%                                                                                                     1,066,790
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002A (G)                                                         6.875   05-01-2022   BB              1,000       1,066,790

South Carolina 0.88%                                                                                                   4,578,334
Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike                                      5.250   12-01-2029   A               2,000       2,107,020
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)                                7.375   02-01-2007   BB-             1,110       1,118,414
South Carolina Jobs-Economic Development Auth,
Rev South Carolina Elec & Gas Co Proj Ser 2002A                       5.200   11-01-2027   AAA             1,250       1,352,900

South Dakota 2.01%                                                                                                    10,488,600
South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond
Ser 2002B                                                             6.500   06-01-2032   BBB            10,000      10,488,600

Tennessee 1.47%                                                                                                        7,663,960
Humphreys County Industrial Development Board,
Rev E.I. Dupont Denemours & Co Proj                                   6.700   05-01-2024   AA-             6,500       6,627,010
Metropolitan Knoxville Airport Auth,
Rev Northwest Airlines Proj (G)                                       8.000   04-01-2032   B-              1,000       1,036,950

Texas 2.49%                                                                                                           12,954,664
Austin, City of,
Rev Ref Combined Util Sys Ser 1998                                    6.750   11-15-2010   AAA             3,125       3,658,844
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj                                6.300   07-01-2032   BBB-            1,000       1,083,990
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                                             7.700   04-01-2033   BBB             1,500       1,781,370
Corpus Christi Housing Finance Corp,
Rev Ref Sr Ser 1991A                                                  7.700   07-01-2011   AAA                25          25,064
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser 1998A                                Zero   09-15-2016   AAA               900         559,836
Port Corpus Christi Industrial Development Corp,
Rev Citgo Petroleum Corp Proj                                         8.250   11-01-2031   BB              2,000       2,144,820
Rev Ref Valero Energy Corp Proj Ser 1997B                             5.400   04-01-2018   BBB             2,500       2,600,000
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj Ser 2003B                              6.150   08-01-2022   BBB             1,000       1,100,740

Utah 0.43%                                                                                                             2,219,759
Mountain Regional Water Special Service District,
Rev Spec Assessment Spec Imp Dist No. 2002-1 (G)                      7.000   12-01-2018   BB-               965         969,439
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A                                        8.125   05-15-2015   AAA             1,000       1,250,320

Virgin Islands 0.20%                                                                                                   1,032,110
Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)                                                   5.500   07-01-2017   BB+             1,000       1,032,110

Virginia 1.12%                                                                                                         5,807,425
Pittsylvania County Industrial Development Auth,
Rev Exempt Facil Ser 1994A (G)                                        7.550   01-01-2019   BB              3,500       3,588,025
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                                    Zero   08-15-2019   BB              5,000       2,219,400

Washington 4.13%                                                                                                      21,512,899
King, County of,
Gen Oblig Unltd                                                       5.000   12-01-2016   AAA             5,860       6,405,800
Seattle, Port of,
Rev Northwest Airlines Proj (G)                                       7.250   04-01-2030   B-              1,700       1,600,448
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B                                  7.125   07-01-2016   AA-             1,500       1,927,980
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                                 6.500   06-01-2026   BBB             4,475       4,749,631
Washington, State of,
Gen Oblig Unltd Ser 1990A                                             6.750   02-01-2015   AA              1,000       1,214,090
Gen Oblig Unltd Ser 2000B                                             6.000   01-01-2025   AA              5,000       5,614,950

West Virginia 0.67%                                                                                                    3,502,824
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr                                    6.750   09-01-2022   A2              2,400       2,831,448
Rev Unref Bal Charleston Area Med Ctr                                 6.750   09-01-2022   A2                600         671,376

Total investments 100.00%                                                                                           $520,462,501


John Hancock
Tax-Free Bond Fund
Interest rate swap contracts
May 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

        4,000,000              3.73% (a)        Weekly Muni Swap Index        June 2015         (95,355)
        4,000,000              3.63% (a)        Weekly Muni Swap Index        June 2015         (60,495)
        6,000,000              3.78% (a)        Weekly Muni Swap Index        July 2015        (162,725)

                                                                                               (318,575)

(a) Fixed rate


John Hancock

Tax-Free Bond Fund

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement securities table following these footnotes.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,426,400 or 0.85% of the Fund's net assets as of May 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $467,933,877. Gross unrealized appreciation and depreciation of investments aggregated $55,712,573 and $3,183,949, respectively, resulting in net unrealized appreciation of $52,528,624.

John Hancock
Tax-Free Bond Fund
Direct Placement Securities
May 31, 2005 (unaudited)
------------------------------------------------------------------------------------------------

                                                                Value as a
                                                                percentage
                                                                 of Fund's
                                 Acquisition    Acquisition          total          Value as of
Issuer, description                     date           cost    investments         May 31, 2005

Puerto Rico Highway and
Transportation Auth,
- Rev Ser PA 114, 8.191%,
01-01-08                          04-02-1996    $14,925,160          3.24%          $16,882,817

Puerto Rico Highway and
Transportation Auth, -
tax-exempt long-term bonds,
Rev Rites PA 114 (G)(K)                          13,913,577                          16,882,817


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3     5/05
          7/05

JOHN HANCOCK
High Yield Municipal Bond Fund

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                  $104,427,559
(Cost $99,355,399)

Alaska 1.09%                                                                                                           1,140,280
Anchorage, City of,
Rev Ice Rink (G)                                                      6.375   01-01-2020   AA              1,000       1,140,280

California 10.93%                                                                                                     11,416,293
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)                                                              7.375   05-01-2018   BB+             1,000       1,041,220
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2036   BBB-            4,000         657,960
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                               Zero   01-01-2018   AAA             7,950       4,694,793
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)                            7.375   09-01-2027   BB              1,000       1,024,170
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             2,500       2,846,250
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                              9.299   04-23-2008   AAA             1,000       1,151,900

Colorado 1.91%                                                                                                         1,996,255
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                            Zero   09-01-2035   BBB-           15,700       1,996,255

Connecticut 1.02%                                                                                                      1,064,430
Connecticut Development Auth,
Rev Ref Poll Control Connecticut Light & Pwr
Ser 1                                                                 5.850   09-01-2028   BBB             1,000       1,064,430

Delaware 1.03%                                                                                                         1,079,900
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4                                   6.000   04-30-2019   A3              1,000       1,079,900

Florida 19.11%                                                                                                        19,951,574
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)                                               7.375   05-01-2034   BB              1,055       1,131,941
Rev Spec Assessment (G)                                               7.250   05-01-2018   BB              1,445       1,548,751
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)                       7.850   08-15-2031   BBB-            2,000       1,805,900
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)                       9.125   10-01-2011   BBB             1,600       1,546,624
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              1,000       1,110,430
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB              1,000       1,105,450
Crossings at Fleming Island Community Development,
Rev Ref Spec Assessment Ser 2000C (G)                                 7.100   05-01-2030   BBB-            1,000       1,073,030
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)                                     6.900   05-01-2019   BB+               895         903,610
Homestead, City of,
Rev Ind'l Dev Community Rehab Proj Ser 1993A (G)                      7.950   11-01-2018   BB              3,010       3,019,662
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A                           6.125   11-15-2011   BB+             1,210       1,294,531
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)                                     6.000   05-01-2024   BB              2,000       2,085,360
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)                                       6.000   05-01-2020   BB+               960         989,597
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)                                     7.125   05-01-2031   BB+               500         529,215
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)                                     5.900   05-01-2035   BB+             1,000       1,042,630
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)                                             6.700   05-01-2032   BB                715         764,843

Georgia 5.59%                                                                                                          5,835,100
Atlanta, City of,
Rev Wtr & Waste Wtr (P)                                               6.272   11-01-2019   AAA             5,000       5,835,100

Illinois 4.16%                                                                                                         4,339,126
Bedford Park, City of,
Rev Ref Tax Increment 71st & Cicero Proj (G)                          7.375   01-01-2012   BBB-            1,000       1,038,320
Rev Ref Tax Increment 71st & Cicero Proj (G)                          7.000   01-01-2006   BBB-              130         131,286
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)                                 6.750   06-01-2022   BBB             2,000       2,086,920
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund Univ Ctr
Proj                                                                  6.000   05-01-2022   Baa2            1,000       1,082,600

Iowa 0.23%                                                                                                               244,504
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives Proj
(G)                                                                   9.250   07-01-2025   BB                200         244,504

Maryland 1.73%                                                                                                         1,810,995
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                                     5.350   07-01-2034   BB+             1,000       1,013,670
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland Ser 2003A                         5.625   10-01-2023   Baa3              750         797,325

Massachusetts 7.42%                                                                                                    7,753,735
Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied Hlth
Science                                                               5.750   07-01-2033   BBB             1,000       1,066,960
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B                                                             5.500   12-01-2019   BBB             1,700       1,738,709
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                               9.200   12-15-2031   BB              2,500       2,885,875
Rev Jordan Hosp Ser 2003E                                             6.750   10-01-2033   BBB-            1,000       1,107,210
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                                        8.000   09-01-2027   BB                900         954,981

Michigan 5.33%                                                                                                         5,569,968
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A                                           6.000   07-01-2035   BBB             1,000       1,082,180
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                                           6.875   07-23-2009   BB-             1,500       1,573,470
Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)                                 6.000   01-01-2039   B+              3,605       2,914,318

Missouri 1.04%                                                                                                         1,082,400
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs                              7.000   10-01-2021   BBB+            1,000       1,082,400

Nevada 4.01%                                                                                                           4,183,320
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.375   01-01-2040   BB              1,000       1,046,840
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.250   01-01-2023   BB              1,000       1,049,540
Rev Las Ventanas Retirement Proj Ser 2004A (G)                        7.000   11-15-2034   BB+             2,000       2,086,940

New Jersey 6.78%                                                                                                       7,077,847
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Ser 1996A
(G)(H)                                                                9.875   01-01-2021   D               1,500         190,950
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)                            8.500   11-01-2023   D               2,500       2,376,225
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)                           8.000   07-01-2027   BB              1,250       1,317,262
Rev Ref St Peters Univ Hosp Ser 2000A                                 6.875   07-01-2030   BBB+            1,000       1,109,670
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond                                                 6.375   06-01-2032   BBB             1,000       1,050,740
Rev Asset Backed Bond                                                 6.250   06-01-2043   BBB             1,000       1,033,000

New Mexico 1.93%                                                                                                       2,010,480
Farmington, City of,
Rev Ref Poll Control El Paso Electric Co Proj
Ser 2002A                                                             6.375   06-01-2032   BBB-            2,000       2,010,480

New York 2.30%                                                                                                         2,405,520
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)                           6.250   03-01-2015   BB              2,000       2,055,520
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser F Subser F 2 (P)                                2.870   06-15-2035   AA+               350         350,000

Oklahoma 0.99%                                                                                                         1,033,560
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                                                 7.750   06-01-2035   B-              1,000       1,033,560

Oregon 2.75%                                                                                                           2,870,420
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)                             7.125   01-01-2021   BBB-            2,800       2,870,420

Puerto Rico 4.01%                                                                                                      4,191,005
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           6.790   07-01-2018   Aaa             3,500       4,191,005

Rhode Island 0.45%                                                                                                       474,722
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002 (G)                                                          6.875   05-01-2022   BB                445         474,722

South Dakota 2.01%                                                                                                     2,097,720
South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond
Ser 2002B                                                             6.500   06-01-2032   BBB             2,000       2,097,720

Tennessee 1.15%                                                                                                        1,196,320
Johnson City Health & Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A                        7.500   07-01-2033   BBB+            1,000       1,196,320

Texas 4.57%                                                                                                            4,774,240
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj                                6.300   07-01-2032   BBB-              150         162,598
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                                             7.700   04-01-2033   BBB             1,000       1,187,580
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo Petroleum Proj                         8.000   04-01-2028   Ba2             2,100       2,398,032
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj                                      7.250   01-01-2031   B1              1,000       1,026,030

Utah 0.94%                                                                                                               981,045
Carbon, County of,
Rev Ref Sunnyside Cogeneration Ser 1999A (G)                          7.100   08-15-2023   BB                900         898,227
Rev Ref Sunnyside Cogeneration Ser 1999B (G)                           Zero   08-15-2024   BB                290          82,818

Virginia 6.50%                                                                                                         6,785,430
Hopewell Industrial Development Auth,
Rev Ref Stone Container Corp Proj (G)                                 8.250   06-01-2016   B+              2,400       2,452,560
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                                    Zero   08-15-2019   BB              5,000       2,219,400
Rev Toll Rd Cap Apprec Sr Ser 1998B                                    Zero   08-15-2030   BB              5,000       1,117,150
Tobacco Settlement Financing Corp,
Rev Asset Backed Bond                                                 5.625   06-01-2037   BBB             1,000         996,320

Washington 1.02%                                                                                                       1,061,370
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                                 6.500   06-01-2026   BBB             1,000       1,061,370

Total investments 100.00%                                                                                           $104,427,559


John Hancock
High Yield Municipal Bond Fund
Interest rate swap contracts
May 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

      $13,200,000              3.80% (a)        Weekly Muni Swap Index      August 2015       ($355,419)

                                                                                              ($355,419)

(a) Fixed rate


John Hancock

High Yield Municipal Bond Fund

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Represents rate in effect on May 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $99,355,399. Gross unrealized appreciation and depreciation of investments aggregated $8,059,897 and $2,987,737, respectively, resulting in net unrealized appreciation of $5,072,160.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3     5/05
          7/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /s/ William H. King
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005